Employee benefit obligation - Recognized in statement of loss and comprehensive loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cost recognized in profit or loss
Remeasurement (gain) loss recognized in OCI	$ (388)	$ (58)
Annual weighted average assumptions
Discount rate	3.96%	3.38%
Price inflation	2.00%	2.00%
Benefit obligation
Cost recognized in profit or loss
Current period cost	$ 619	$ 693
Interest cost on defined benefit obligation	$ 115	$ 95